Property, plant and equipment - Right of use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	$ 695,826
Right-of-use assets, ending balance	622,919	$ 695,826
Asset impairment charge	71,133	124,788
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	1,360,080	1,301,783
Acquired Balances	9,007
Additions	58,338	90,805
Disposals and other	90,501	32,508
Right-of-use assets, ending balance	1,336,924	1,360,080
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	(664,254)	(544,490)
Disposals and other	(87,527)	(32,301)
Depreciation	137,278	152,065
Right-of-use assets, ending balance	(714,005)	(664,254)
Depreciation	321,285	250,317
Asset impairment charge	60,397	124,788
Accumulated depreciation | Buildings, plant installations and machinery
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	306,206	236,398
Asset impairment charge	60,397	124,788
Accumulated depreciation | Plants under construction
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	0	0
Asset impairment charge	0	0
Accumulated depreciation | Ocean vessels
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	12,815	11,829
Asset impairment charge	0	0
Accumulated depreciation | Other
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	2,264	2,090
Asset impairment charge	0	0
Ocean vessels
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	528,762
Right-of-use assets, ending balance	447,815	528,762
Ocean vessels | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	935,169	910,721
Acquired Balances	4,010
Additions	9,262	40,055
Disposals and other	79,958	15,607
Right-of-use assets, ending balance	868,483	935,169
Ocean vessels | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	(406,407)	(314,324)
Disposals and other	(79,958)	(15,607)
Depreciation	94,219	107,690
Right-of-use assets, ending balance	(420,668)	(406,407)
Terminals and tanks
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	143,978
Right-of-use assets, ending balance	146,475	143,978
Terminals and tanks | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	366,549	332,441
Acquired Balances	3,469
Additions	37,956	46,029
Disposals and other	9,044	11,921
Right-of-use assets, ending balance	398,930	366,549
Terminals and tanks | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	(222,571)	(196,303)
Disposals and other	(7,460)	(11,743)
Depreciation	37,344	38,011
Right-of-use assets, ending balance	(252,455)	(222,571)
Other
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	23,086
Right-of-use assets, ending balance	28,629	23,086
Other | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	58,362	58,621
Acquired Balances	1,528
Additions	11,120	4,721
Disposals and other	1,499	4,980
Right-of-use assets, ending balance	69,511	58,362
Other | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	(35,276)	(33,863)
Disposals and other	(109)	(4,951)
Depreciation	5,715	6,364
Right-of-use assets, ending balance	$ (40,882)	$ (35,276)